Principal Activities, Basis of Presentation, and Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands		12 Months Ended
	Dec. 16, 2015	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Reverse stock split conversion ratio	0.2
Net cash provided by investing activities		$ 935	$ 3,253	$ 41,174
Operating lease, carrying amount of land and buildings		158	7	1,391
Operating lease, rental income			9	69
Advertising expenses		1,900	3,300	3,100
Prepaid advertising		$ 18	42
Property Available for Operating Lease
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Operating lease, carrying amount of land and buildings				1,100
Accounting Standards Update 2016-18
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Net cash provided by investing activities				41,200
Previously Reported | Accounting Standards Update 2016-18
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Net cash provided by investing activities				$ 49,200
Minimum
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life		1 year
Minimum | Capitalized software development cost
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life		1 year
Maximum
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life		3 years
Maximum | Capitalized software development cost
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life		3 years
Prepaid Licensing and Royalty Fees | Minimum
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life		1 year
Prepaid Licensing and Royalty Fees | Maximum
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life		2 years
Performance Bonds | Restricted Cash
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Escrow account		$ 507	$ 500